Deferred tax - Movements of Major Gross Deferred Tax Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ 322.1
Ending balance	324.4	£ 322.1
Gross deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	588.8	565.0
Acquisition of subsidiaries	0.0	1.1
(Charge)/credit to income	25.8	(35.0)
Charge to other comprehensive income	1.5	(7.0)
Charge to equity	(0.3)	(15.5)
Exchange differences and other movements	(24.9)	80.2
Ending balance	590.9	588.8
Gross deferred tax assets | Deferred compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	74.3	108.5
Acquisition of subsidiaries	0.0	0.0
(Charge)/credit to income	(6.0)	(38.7)
Charge to other comprehensive income	0.0	0.0
Charge to equity	0.0	0.0
Exchange differences and other movements	(3.2)	4.5
Ending balance	65.1	74.3
Gross deferred tax assets | Accounting provisions and accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	120.1	106.2
Acquisition of subsidiaries	0.0	0.0
(Charge)/credit to income	13.8	3.3
Charge to other comprehensive income	0.0	0.0
Charge to equity	0.0	0.0
Exchange differences and other movements	(2.2)	10.6
Ending balance	131.7	120.1
Gross deferred tax assets | Retirement benefit obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	48.0	53.4
Acquisition of subsidiaries	0.0	0.0
(Charge)/credit to income	2.8	(2.9)
Charge to other comprehensive income	1.5	(7.0)
Charge to equity	0.0	0.0
Exchange differences and other movements	(2.6)	4.5
Ending balance	49.7	48.0
Gross deferred tax assets | Plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	47.9	15.0
Acquisition of subsidiaries	0.0	0.0
(Charge)/credit to income	(11.8)	(1.0)
Charge to other comprehensive income	0.0	0.0
Charge to equity	0.0	0.0
Exchange differences and other movements	(0.3)	33.9
Ending balance	35.8	47.9
Gross deferred tax assets | Property
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	53.7	53.0
Acquisition of subsidiaries	0.0	0.0
(Charge)/credit to income	(5.7)	(9.0)
Charge to other comprehensive income	0.0	0.0
Charge to equity	0.0	0.0
Exchange differences and other movements	8.4	9.7
Ending balance	56.4	53.7
Gross deferred tax assets | Tax losses and credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	122.5	110.5
Acquisition of subsidiaries	0.0	0.0
(Charge)/credit to income	(11.5)	5.0
Charge to other comprehensive income	0.0	0.0
Charge to equity	0.0	0.0
Exchange differences and other movements	(6.8)	7.0
Ending balance	104.2	122.5
Gross deferred tax assets | Share- based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	32.3	43.5
Acquisition of subsidiaries	0.0	0.0
(Charge)/credit to income	3.7	1.3
Charge to other comprehensive income	0.0	0.0
Charge to equity	(0.3)	(15.5)
Exchange differences and other movements	(0.7)	3.0
Ending balance	35.0	32.3
Gross deferred tax assets | Restructuring provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	84.6	61.1
Acquisition of subsidiaries	0.0	0.0
(Charge)/credit to income	38.7	21.2
Charge to other comprehensive income	0.0	0.0
Charge to equity	0.0	0.0
Exchange differences and other movements	(15.7)	2.3
Ending balance	107.6	84.6
Gross deferred tax assets | Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	5.4	13.8
Acquisition of subsidiaries	0.0	1.1
(Charge)/credit to income	1.8	(14.2)
Charge to other comprehensive income	0.0	0.0
Charge to equity	0.0	0.0
Exchange differences and other movements	(1.8)	4.7
Ending balance	£ 5.4	£ 5.4